Parent Only Financial Statements - Schedule of Condensed Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
The Company [Member]
Schedule of Condensed Statement of Cash Flows [Line Items]
Net cash used in operating activities	$ (3,129,038)
Net cash used in investing activities
Net cash provided by financing activities	5,672,473
Net increase in cash, cash equivalents and restricted cash	2,543,435
Cash, cash equivalents and restricted cash at beginning of the year of continuing operations	1,398,720
Cash, cash equivalents and restricted cash at end of the year of continuing operations	8,092,529	$ 1,398,720
BJY [Member]
Schedule of Condensed Statement of Cash Flows [Line Items]
Net cash used in operating activities		(1,354,873)
Net cash used in investing activities
Net cash provided by financing activities		2,753,593
Net increase in cash, cash equivalents and restricted cash		1,398,720
Cash, cash equivalents and restricted cash at beginning of the year of continuing operations	$ 1,398,720
Cash, cash equivalents and restricted cash at end of the year of continuing operations		$ 1,398,720